Schedule of Restricted Stock Units Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	1 Months Ended		3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jan. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted Stock Units, Balance		38,000	164	144,000	144,000	38,000
Restricted Stock Units, Grant Date Value Per Share		$ 6,768.00	$ 2,881.62	$ 3,902.40	$ 3,902.40	$ 6,768.00
Restricted Stock Units, Granted	35	71.36	0	52	52	107,000
Weighted Average Grant Date Value per share, Granted			$ 0		$ 547.20	$ 2,870.00
Restricted Stock Units, Cancelled/forfeited			(28)		(32,000)	(1,000)
Weighted Average Grant Date Value per share, Cancelled/forfeited			$ 3,300.00		$ 3,675.17	$ 3,240.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms			8 years 1 month 2 days		8 years 3 months 18 days	8 years 11 months 15 days
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardEquityInstrumentsOtherThanOptionsGrantsDuringPeriodWeightedAverageRemainingContractualTerms]					9 years 10 days
Restricted Stock Units, Balance			136		164	144,000
Restricted Stock Units, Grant Date Value Per Share	$ 2,121.60	$ 3,240.00			$ 2,881.62	$ 3,902.40
Restricted Stock Units, unvested			13		41,000
Weighted Average Grant Date Value per share, Unvested			$ 3,240.00		$ 3,280.09
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardEquityInstrumentsOtherThanOptionsUnvestedWeightedAverageRemainingContractualTerms]			7 years 9 months 25 days		8 years 21 days
Restricted Stock Units, Vested		71	123		123,000
Weighted Average Grant Date Value per share, Vested			$ 2,747.11		$ 2,747.14
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardEquityInstrumentsOtherThanOptionsVestedAndExercisableWeightedAverageRemainingContractualTerms]			8 years 1 month 13 days		8 years 4 months 20 days
Weighted Average Grant Date Value per share, Balance			$ 2,882.40
Weighted Average Grant Date Value per share, Balance			$ 2,795.37		$ 2,882.40